Summary of Significant Accounting Policies - Schedule of Disaggregates the Group's Revenue (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenue	¥ 13,336,158	¥ 35,593,055	¥ 45,976,421
Packaged tour service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	11,592,228	32,039,060	33,391,854
Packaged tour service [Member] | Domestic [Member]
Disaggregation of Revenue [Line Items]
Total revenue	516,888	6,606,828	10,006,080
Packaged tour service [Member] | Oversea [Member]
Disaggregation of Revenue [Line Items]
Total revenue	11,075,340	25,432,232	23,385,774
Customized chartered bus service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,424,136	3,022,802	10,730,641
Customized chartered bus service [Member] | Domestic [Member]
Disaggregation of Revenue [Line Items]
Total revenue	227,729	336,678	898,028
Customized chartered bus service [Member] | Oversea [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,196,407	2,686,124	9,832,613
Commute shuttle service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	319,794	531,193	1,853,926
Commute shuttle service [Member] | Domestic [Member]
Disaggregation of Revenue [Line Items]
Total revenue	¥ 319,794	¥ 531,193	¥ 1,853,926